Business combination (Details 17 - Textuals) - BRL (R$) R$ in Thousands		7 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2022
Business combinations
Acquisition-related cost			R$ 18,335	R$ 6,957	R$ 446
Box 1824
Business combinations
Percentage of voting equity interests acquired						100.00%
Consideration transferred						R$ 34,179
Retained amount for materialized contingencies related to a portion of the remaining balance payable on fifth anniversary of closing date of the acquisition	[1]					R$ 8,871
Period of remaining balance to be paid on each anniversary of the closing date of acquisition		3 years
Acquisition-related cost		R$ 717
Box 1824 | Brands (note 14)
Business combinations
Useful life of intangible assets		252 months
Box 1824 | Customer relationship (note 14)
Business combinations
Useful life of intangible assets		91 months

[1]	The amount of R$ 8,871 was related to a portion of the remaining balance payable that was retained for any materialized contingencies that occurred after June 1, 2022 but related to contingencies liabilities before the acquisition date. The remaining balance, as adjusted, will be paid in the next three years, on each anniversary of the closing date.